UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 5TH AVENUE
             HSBC TOWERS, 29TH FLOOR
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Peter Zayfert                                        August 13, 2004
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT               NEW YORK, NEW YORK       August 13, 2004
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       32

Form 13F Information Table Value Total:                       $176,846
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.               Form 13F File Number      Name

       1                 28-10204                  FLETCHER INTERNATIONAL, LTD.




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                                                   FORM 13F INFORMATION TABLE



                                                      Fair       Shares
                                                       Market    or                                            Voting Authority
                               Title of      CUSIP      Value    Principal  SH/   Put/  Investment  Other     (A)    (B)     (C)
       Name of Issuer            Class      Number    (x$1,000)   Amount    PRN   Call  Discretion Managers  Sole   Shared  None
--------------------------    -----------  ---------  ---------  ---------  ----  ----- ---------- --------  -----  ------  -----



Allied Waste Industries,      Common       019589308        96       7,300  SH           Defined      1        X
Inc.                          Stock
Alloy Inc.                    Common       019855105    14,488   2,355,700  SH           Defined      1        X
                              Stock
American Express Co.          Common       025816109       776      15,100  SH           Defined      1        X
                              Stock
Aspen Technology Inc.         Common       045327103       690      95,000  SH           Defined      1        X
                              Stock
Casella Waste Systems, Inc.   CL A         147448104        95       7,200  SH           Defined      1        X
Champion Enterprises Inc.     Common       158496109    17,030   1,855,115  SH           Defined      1        X
                              Stock
Cooper Cameron Corp.          Common       216640102     1,334      27,390  SH           Defined      1        X
                              Stock
Dow Chem Co.                  Common       260543103       688      16,900  SH           Defined      1        X
                              Stock
Euronet Worldwide, Inc.       Common       298736109    30,296   1,309,814  SH           Defined      1        X
                              Stock
Faro Technologies, Inc.       Common       311642102       665      25,900  SH           Defined      1        X
                              Stock
First Data Corp.              Common       319963104       851      19,110  SH           Defined      1        X
                              Stock
Federal Natl Mtg Assn         Common       313586109       521       7,300  SH           Defined      1        X
                              Stock
Fleetwood Enterprises Inc.    Common       339099103     2,357     161,977  SH           Defined      1        X
                              Stock
FLIR Systems, Inc.            Common       302445101       664      12,100  SH           Defined      1        X
                              Stock
GulfTerra Energy Partners LP  Common       40274U108     6,382     164,900  SH           Defined               X
                              Units
Interactive Data Corp.        Common       45840J107       835      47,950  SH           Defined      1        X
                              Stock
Ionics, Inc.                  Common       462218108        85       3,000  SH           Defined      1        X
                              Stock
Lone Star Technologies Inc.   Common       542312103       678      24,600  SH           Defined      1        X
                              Stock
Mechanical Technology Inc.    Common       583538103     8,656   1,447,457  SH           Defined      1        X
                              Stock
Newpark Resources Inc.        Common       651718504     7,459   1,203,051  SH           Defined      1        X
                              Stock
Orbotech, Ltd.                ORD          M75253100       665      32,700  SH           Defined      1        X
Oceaneering International,    Common       675232102       247       7,200  SH           Defined      1        X
Inc.                          Stock
Oil Service HOLDRS Trust      Depostry     678002106    30,334     419,960  SH           Defined      1        X
                              Rcpt
Oil States International,     Common       678026105       208      13,600  SH           Defined      1        X
Inc.                          Stock
Rewards Network Inc.          Common       761557107       724      80,490  SH           Defined      1        X
                              Stock
SPDR TR                       Unit Ser 1   78462F103    45,052     393,362  SH           Defined      1        X
SPDR TR                       Unit Ser 1   78462F103        48         422  SH           Defined               X
Superior Energy Services,     Common       868157108       211      21,000  SH           Defined      1        X
Inc.                          Stock
Tetra Tech                    Common       88162G103        65       4,000  SH           Defined      1        X
                              Stock
TRC Cos Inc.                  Common       872625108     4,295     257,507  SH           Defined      1        X
                              Stock
Waste Connections, Inc.       Common       941053100       116       3,900  SH           Defined      1        X
                              Stock
W-H Energy Services, Inc.     Common       92925E108       235      12,000  SH           Defined      1        X
                              Stock


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